Operating Expenses	6 Months Ended
Jun. 30, 2022
Disclosure Of Operating Expenses [Abstract]
OPERATING EXPENSES

17. OPERATING EXPENSES

For the years ended June 30, 2022 and 2021, operating expenses consisted of the follows,

General and administrative	2022	2021
Bad Debt	$470	$-
Consulting expenses	323,998	20,378
Depreciation and amortization	28,463	15,801
Office expenses	293,137	26,823
Professional fees	1,596,931	14,521
Salaries and benefits	1,968,706	172,192
Employee stock option expense	4,894,450	-
Travel and entertainment	107,229	977
Royalty expenses	54,670	-
	$9,268,054	$250,692

Sales and marketing	2022	2021
Marketing and advertising	$2,239,283	$80,798
Consulting expenses	97,346	6,123
Depreciation and amortization	8,551	4,748
Office expenses	43,860	6,930
Salaries and Benefits	131,456	51,736
	$2,520,496	$150,335

Research and development	2022	2021
Consulting expenses	$288,593	$18,151
Depreciation and amortization	25,353	14,074
Lab and office expenses	136,553	20,546
Salaries and benefits	389,714	153,375
Materials for clinical study	71,503	-
	$911,716	$206,146